RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
	Aug. 01, 2011	Mar. 31, 2014	Dec. 31, 2013	Feb. 28, 2013	Aug. 31, 2011	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Amounts due from a related party - current:
Amounts due from a related party - current		$ 1,287					$ 1,287
Amounts due to a related party - current:
Amounts due to a related party - current		8,049					8,049
Imputed interest expense						$ 0	504	$ 629
Effective interest rate of the amount due from non-controlling interest holder (as a percent)						5.50%
iKang Holding | iKang Shanghai Xikang Road
Amounts due to a related party - current:
Remaining equity interest acquired (as a percent)	35.00%
Consideration to purchase equity interest	$ 15,894
Amount paid		991	$ 3,941	$ 1,589	$ 1,589
Period within which the first installment of consideration was paid after signing of the agreement					5 days
Shanghai Huajian Clinic Ltd
Amounts due from a related party - current:
Amounts due from a related party - current		1,287					1,287
Former non-controlling interest holder
Amounts due to a related party - current:
Amounts due to a related party - current		$ 8,049					$ 8,049